Financial Instruments and Financial Risk Management - Schedule of Effect of Change in Commodity Prices on Profit (Loss) (Details) - Commodity Price Risk $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) USD_per_LB	Dec. 31, 2023 CAD ($) USD_per_LB
Disclosure of commodity price risk for financial instruments [line items]
Change in Profit Attributable to Shareholders (CAD$ in millions)	$ 44	$ 34
Copper
Disclosure of commodity price risk for financial instruments [line items]
Price (US$/lb.) | USD_per_LB	3.97	3.87
Change in Profit Attributable to Shareholders (CAD$ in millions)	$ 52	$ 37
Zinc
Disclosure of commodity price risk for financial instruments [line items]
Price (US$/lb.) | USD_per_LB	1.34	1.20
Change in Profit Attributable to Shareholders (CAD$ in millions)	$ 1	$ (1)